The Navellier Performance Funds
File No. 033-80195
File No. 811-09142
CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)
     The undersigned hereby certifies on behalf of The Navellier Performance Funds (the “Fund”) that the form of Prospectus and Statement of Additional Information for the Navellier Mid Cap Growth Portfolio Class I Shares of the Fund that would have been filed pursuant to 17 C.F.R. 230.497(j) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 37, the most recent amendment to the Fund’s Registration Statement on Form N-1A, the text of which was filed electronically on April 30, 2008 or from the Prospectus contained in the May 1, 2008 Form 497, the text of which was filed electronically on April 30, 2008.

     IN WITNESS WHEREOF, the Fund has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 1st day of May, 2008.

Witness:		The Navellier Performance Funds

By:	/s/ Samuel Kornhauser	By:	/s/ Barry Sander

Name:	Samuel Kornhauser	Name:	Barry Sander
Title:	Chief Compliance Officer	Title:	Trustee